Prepaid Land Lease Payments - Additional Information (Details) - Use Rights [Member] $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 249	$ 243	$ 247
Sinovac Biotech Company Ltd [Member] | Bank of Beijing Term Loan Shangdi Facility [Member] | Bank of Beijing [Member]
Finite Lived Intangible Assets [Line Items]
Debt Instrument, Collateral Amount	281			¥ 1.9
Sinovac Biotech Company Ltd [Member] | China Construction Bank Changping Facility [Member] | China Construction Bank
Finite Lived Intangible Assets [Line Items]
Debt Instrument, Collateral Amount	$ 2,359			¥ 16.2